VARIABLE INTEREST ENTITY (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Variable Interest Entity 1		38,000,000
Variable Interest Entity 2	5,400,000
Variable Interest Entity 3	992,050
Variable Interest Entity 4	1,038,176
Variable Interest Entity 5	164,920
Variable Interest Entity 6	118,794
Variable Interest Entity 7	660,781
Variable Interest Entity 8	385,099
Variable Interest Entity 9	275,682
Variable Interest Entity 10	1,071,626
Variable Interest Entity 11	893,316
Variable Interest Entity 12	178,310
Variable Interest Entity 13	97,170,000
Variable Interest Entity 14	35,620,000
Variable Interest Entity 15	21,330,000
Variable Interest Entity 16	14,220,000
Variable Interest Entity 17	$ 7,320,000